Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 582,759	$ 573,591
Net regulatory liabilities	(363,890)	(376,777)
Other current liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(3,000)
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(60,755)	(79,762)
Accumulated removal costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(395,000)	(383,000)
Unrealized net gain on non-trading derivatives (Swaps)
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	0	(144)
Unamortized gain on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(8,181)	(8,717)
Regulatory excess deferred taxes and gross -up
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(455,625)	(458,834)
Margin, interest - and property tax-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(22,650)	(7,273)
Other regulatory liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(4,438)	(12,638)
Gross-up related to contributions in aid of construction
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(2,700)
Accrued pension and other postretirement benefit costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	420,114	383,170
Unrealized net loss on non-trading derivatives (Swaps)
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	10,951	1,862
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	44,412	4,928
Accrued purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	8,000	29,000
Unamortized premium on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	18,249	19,599
Accrued absence time
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	14,519	14,126
Margin, interest - and property tax-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	33,380	88,290
Other regulatory assets
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 33,134	$ 32,616